Segment reporting - Depreciation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	¥ 4,220,521	¥ 3,275,144	¥ 1,902,567
China Mobility
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	306,382	260,179	300,781
International
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	124,633	63,025	65,260
Other Initiatives
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	¥ 3,789,506	¥ 2,951,940	¥ 1,536,526